GOODWILL (Tables)	12 Months Ended
Mar. 31, 2025
GOODWILL
Schedule of carrying amount of goodwill
	As of March 31,	As of March 31,
	2025	2024
Goodwill, gross (Note 11)	$20,876,787	$5,184,036
Less: impairment	(3,376,186)	(1,807,850)
Goodwill, net	$17,500,601	$3,376,186

Schedule of goodwill
	As of March 31,	As of March 31,
	2025	2024
Goodwill	$3,376,186	$5,184,036
Acquisitions (Note 11)	17,500,601	-
Impairment	(3,376,186)	(1,807,850)
Goodwill, net	$17,500,601	$3,376,186